Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash equivalents	$ 0	$ 0
Current derivative assets	254,000	727,000
Non-current derivative assets	41,000	320,000
Receivable related to working capital adjustment	0	2,571,000
Proceeds due on sale of VoIP Supply LLC	$ 4,500,000	0
Foreign currency risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in total other comprehensive income (loss)	$ 58,000	46,000
Interest rate risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in finance costs	$ 402,000	622,000
NetFortris
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Common shares received from escrow	982,000	3,274,000
Reduction in sales tax liability	$ 1,589,000	$ 0